Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
The following table presents revenue and operating income by segment for the years ended December 31:

In millions	2018	2017	2016
Revenue by segment
Banking	$3,183	$3,175	$3,370
Retail	2,097	2,169	2,070
Hospitality	817	878	800
Other	308	294	303
Consolidated revenue	6,405	6,516	6,543
Operating income by segment
Banking	412	421	441
Retail	142	231	191
Hospitality	85	140	151
Other	49	48	47
Subtotal - segment operating income	688	840	830
Other adjustments(1)	497	149	156
Income from operations	$191	$691	$674

(1) The following table presents the other adjustments for NCR for the years ended December 31:

In millions	2018	2017	2016
Transformation and restructuring costs	$223	$29	$26
Acquisition-related amortization of intangibles	85	115	123
Acquisition-related costs	6	5	7
Goodwill and long-lived asset impairment charges	183	—	—
Total other adjustments	$497	$149	$156

Revenue from External Customers by Products and Services [Table Text Block]

The following table presents revenue from products and services for NCR for the years ended December 31:

In millions	2018	2017	2016
Product revenue	$2,341	$2,579	$2,737
Professional services and installation services revenue	1,094	1,055	1,011
Recurring revenue, including maintenance and cloud revenue	2,970	2,882	2,795
Total revenue	$6,405	$6,516	$6,543

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Revenue is attributed to the geographic area/country to which the product is delivered or in which the service is provided. The following table presents revenue by geographic area for NCR for the years ended December 31:

In millions	2018	%	2017	%	2016	%
Revenue by Geographic Area
United States	$3,076	48%	$3,224	50%	$3,106	47%
Americas (excluding United States)	631	10%	585	9%	637	10%
Europe, Middle East and Africa (EMEA)	1,751	27%	1,786	27%	1,896	29%
Asia Pacific (APJ)	947	15%	921	14%	904	14%
Consolidated revenue	$6,405	100%	$6,516	100%	$6,543	100%

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]

The following table presents property, plant and equipment by geographic area as of December 31:

In millions	2018	2017
Property, plant and equipment, net
United States	$247	$204
Americas (excluding United States)	13	19
Europe, Middle East and Africa (EMEA)	57	75
Asia Pacific (APJ)	42	43
Consolidated property, plant and equipment, net	$359	$341